Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	28,175,172	23,572,232
Common stock, shares outstanding	27,987,427	23,572,232
Treasury stock, shares	187,745	0
Accounts receivable, allowance		$ 0
Series A-2 Preferred Stock [Member]
Temporary equity, par value per share		$ 0.0001
Temporary equity, shares authorized		4,200,000
Temporary equity, shares issued		0
Temporary equity, shares outstanding		0
Series A-1 Preferred Stock [Member]
Temporary equity, par value per share		$ 0.0001
Temporary equity, shares authorized		4,400,000
Temporary equity, shares issued		0
Temporary equity, shares outstanding		0